Schedule of Restricted Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Jun. 28, 2022	Dec. 31, 2021	Nov. 30, 2021
Accounting Policies [Abstract]
Cash and cash equivalents		$ 143,467	$ 87	$ 192,131	$ 2,165
Restricted cash	[1]	1,500		215
Total cash and cash equivalents and restricted cash		$ 114,967		$ 192,346

[1]	Restricted cash is included within Other assets in our consolidated balance sheets.